Impairments (Details) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Impairment Assets [Line Items]
Impairment of assets	$ 11	$ 19
South Africa [Member] | TauTona [Member]
Impairment Assets [Line Items]
Exploration Abandonment and Impairment Expense	9	0
South Africa [Member] | Savuka [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets to be Disposed of	1	0
South Africa [Member] | Tau Lekoa [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets to be Disposed of	0	8
Continental Africa [Member] | Geita [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets to be Disposed of	0	3
Continental Africa [Member] | Iduapriem [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets to be Disposed of	0	8
Continental Africa [Member] | Obuasi [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets to be Disposed of	$ 1	$ 0